Significant Accounting Policies (Details) - Sales Revenue [Member] - Customer Concentration Risk [Member]	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Concentration of Credit Risk [Abstract]
Concentration risk percentage	41.00%	100.00%
Customer A [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	19.00%	0.00%
Customer B [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	12.00%	0.00%
Customer C [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	10.00%	21.00%
Customer D [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	0.00%	56.00%
Customer E [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	0.00%	23.00%